Operating segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Operating segments
19. Operating segments
The Company has one reportable segment, the provision of payment technology solutions to merchants and partners.
Geographic information
The Company provides payment processing services in North America, Europe, Middle East and Africa, Latin America and Asia-Pacific.
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2023	2022
	$	$
Revenue
North America	642,601	336,563
Europe, Middle East and Africa	487,802	465,935
Latin America	51,365	33,105
Asia Pacific	8,125	7,720
	1,189,893	843,323
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2023	2022
	$	$
Non-current assets
Canada	1,015,658	1,005,845
United States	1,672,611	207,948
European Union	635,885	625,411
Rest of the world	2,560	3,262
	3,326,714	1,842,466